Note 19 - Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE
19
Derivative Instruments and Hedging Activities
The Company
originates single-family residential loans for sale into the secondary market and enters into commitments to sell those loans in order to mitigate the interest rate risk associated with holding the loans until they are sold. The Company accounts for its commitments in accordance with ASC
815,
Accounting for Derivative Instruments and Hedging Activities
.

The Company ha
d commitments outstanding to extend credit to future borrowers that had not
closed prior to the end of the year, which is referred to as its mortgage pipeline. As commitments to originate loans enter the mortgage pipeline, the Company generally enters into commitments to sell the loans into the secondary market. The commitments to originate and sell loans are derivatives that are recorded at fair value. The marking of these derivatives to fair value for the periods ended
December 31, 2017
and
December 31, 2016
did
not
have a material impact on the Company’s consolidated financial statements.

As of
December 31,
20
17
and
2016,
the current commitments to sell loans held for sale are derivatives that do not
qualify for hedge accounting. The loans held for sale that are not
hedged are recorded at the lower of cost or market. The marking of these loans for the periods ended
December 31, 2017
and
December 31, 2016
did
not
have a material impact on the Company’s consolidated financial statements.